Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Modifications of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 16,678	¥ 11,471
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis		6,171	6,152
Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		4	6
Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		1,312	1,072
Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 4,855	¥ 5,074
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,266
% of total class of financing receivable	0.00%
Interest rate reduction | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,266
% of total class of financing receivable	0.10%
Interest rate reduction | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 5
% of total class of financing receivable	0.00%
Interest rate reduction | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,176
% of total class of financing receivable	1.60%
Interest rate reduction | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 85
% of total class of financing receivable	0.20%
Interest rate reduction | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 10,106
% of total class of financing receivable	0.20%
Term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 4,652
% of total class of financing receivable	0.20%
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1
% of total class of financing receivable	0.00%
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 6
% of total class of financing receivable	0.00%
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 4,645
% of total class of financing receivable	9.20%
Term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 4,499
% of total class of financing receivable	0.30%
Term extension | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,277
% of total class of financing receivable	0.70%
Term extension | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,277
% of total class of financing receivable	2.50%
Term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 3,222
% of total class of financing receivable	0.30%
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 69
% of total class of financing receivable	0.00%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 711
% of total class of financing receivable	0.40%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,442
% of total class of financing receivable	0.30%
Term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 955
% of total class of financing receivable	0.40%
Principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 974
% of total class of financing receivable	0.00%
Principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 42
% of total class of financing receivable	0.00%
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1
% of total class of financing receivable	0.00%
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 40
% of total class of financing receivable	0.10%
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1
% of total class of financing receivable	0.00%
Principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 932
% of total class of financing receivable	0.10%
Principal forgiveness | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Principal forgiveness | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 932
% of total class of financing receivable	0.10%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 932
% of total class of financing receivable	0.10%
Principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 539
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 93
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 93
% of total class of financing receivable	0.20%
Combination - interest rate reduction and term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 446
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 446
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 446
% of total class of financing receivable	0.10%
Combination - interest rate reduction and term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 546
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 546
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 525
% of total class of financing receivable	0.70%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 19
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 3,977
% of total class of financing receivable	0.10%
Combination - term extension and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 365
% of total class of financing receivable	0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 365
% of total class of financing receivable	0.70%
Combination - term extension and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 220
% of total class of financing receivable	0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 220
% of total class of financing receivable	0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 220
% of total class of financing receivable	0.00%
Combination - term extension and principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 3,392
% of total class of financing receivable	1.30%
Combination - interest rate reduction, term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 327
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 327
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 327
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 327
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%